RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Certain senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	US$	US$
WuXi AppTec Group	5,304	14,276
Certain senior management personnel.	3,005	3,073
Total amounts due from related parties	8,309	17,349

As of December 31, 2024 and 2025, the amounts due from related parties mainly represented prepayments made for the CRO and CDMO services.

	As of December 31,
	2024	2025
	US$	US$
WuXi Biologics (Cayman) Inc.	12,598,836	10,118,661
WuXi AppTec Group	589,130	228,539
Total amounts due to related parties	13,187,966	10,347,200

As of December 31, 2024 and 2025, the amounts due to related parties mainly represented payables for the CRO and CDMO services.

c)	The Group had the following related party transactions during the years ended December 31, 2023, 2024 and 2025:

	For the years ended
	December 31,
	2023	2024	2025
	US$	US$	US$
WuXi Biologics (Cayman) Inc.	1,868,815	1,464,959	1,470,267
WuXi AppTec Group	787,602	466,432	98,024
Certain senior management personnel.	4,087	12,132	12,096
	2,660,504	1,943,523	1,580,387

For the years ended December 31, 2023, 2024 and 2025, expenses incurred with related parties mainly resulted from receipt of CRO and CDMO services.